Document and Entity Information	12 Months Ended
Dec. 31, 2018 shares
Document and Entity Information [Abstract]
Entity Registrant Name	AURIS MEDICAL HOLDING AG
Entity Central Index Key	0001601936
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	20-F
Document Period End Date	Dec. 31, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Common Stock, Shares Outstanding	37,495,859